Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SARATOGA ADVANTAGE TRUST
Entity Central Index Key	0000924628
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Large Capitalization Value Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Value Fund
Class Name	Class A
Trading Symbol	SLVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class A	$124	2.44% (annualized)

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.44%
Net Assets	$ 19,240,593
Holdings Count | Integer	23
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$19,240,593	Portfolio Turnover Rate	59%
Number of Portfolio Holdings	23

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]
Top Holdings (%)
Canadian Pacific Kansas City Ltd	6.50
AMETEK, Inc	6.41
Intercontinental Exchange, Inc	6.04
API Group Corp	5.96
Welltower, Inc	5.45
Aon plc	5.42
Clean Harbors, Inc	5.36
Martin Marietta Materials, Inc	5.26
SBA Communications Corp Class A	5.01
Danaher Corp	4.92

Large Capitalization Value Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Value Fund
Class Name	Class C
Trading Symbol	SLVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class C	$154	3.04% (annualized)

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	3.04%
Net Assets	$ 19,240,593
Holdings Count | Integer	23
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$19,240,593	Portfolio Turnover Rate	59%
Number of Portfolio Holdings	23

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]
Top Holdings (%)
Canadian Pacific Kansas City Ltd	6.50
AMETEK, Inc	6.41
Intercontinental Exchange, Inc	6.04
API Group Corp	5.96
Welltower, Inc	5.45
Aon plc	5.42
Clean Harbors, Inc	5.36
Martin Marietta Materials, Inc	5.26
SBA Communications Corp Class A	5.01
Danaher Corp	4.92

Large Capitalization Value Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Value Fund
Class Name	Class I
Trading Symbol	SLCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class I	$104	2.04% (annualized)

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.04%
Net Assets	$ 19,240,593
Holdings Count | Integer	23
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$19,240,593	Portfolio Turnover Rate	59%
Number of Portfolio Holdings	23

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]
Top Holdings (%)
Canadian Pacific Kansas City Ltd	6.50
AMETEK, Inc	6.41
Intercontinental Exchange, Inc	6.04
API Group Corp	5.96
Welltower, Inc	5.45
Aon plc	5.42
Clean Harbors, Inc	5.36
Martin Marietta Materials, Inc	5.26
SBA Communications Corp Class A	5.01
Danaher Corp	4.92

Large Capitalization Growth Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Growth Fund
Class Name	Class A
Trading Symbol	SLGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class A	$116	2.19% (annualized)

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.19%
Net Assets	$ 35,693,243
Holdings Count | Integer	52
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$35,693,243	Portfolio Turnover Rate	36%
Number of Portfolio Holdings	52

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
NVIDIA Corp	7.73
Apple, Inc	6.81
Microsoft Corp	6.30
Meta Platforms, Inc Class A	4.55
Amazon.com, Inc	4.06
Progressive Corporation	2.84
Broadcom, Inc	2.74
Brooking Holdings, Inc	2.64
Fortinet, Inc	2.54
Royal Caribbean Cruises Ltd	2.21

Large Capitalization Growth Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Growth Fund, Class C
Class Name	Class C
Trading Symbol	SLGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class C	$148	2.79% (annualized)

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	2.79%
Net Assets	$ 35,693,243
Holdings Count | Integer	52
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$35,693,243	Portfolio Turnover Rate	36%
Number of Portfolio Holdings	52

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
NVIDIA Corp	7.73
Apple, Inc	6.81
Microsoft Corp	6.30
Meta Platforms, Inc Class A	4.55
Amazon.com, Inc	4.06
Progressive Corporation	2.84
Broadcom, Inc	2.74
Brooking Holdings, Inc	2.64
Fortinet, Inc	2.54
Royal Caribbean Cruises Ltd	2.21

Large Capitalization Growth Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Growth Fund, Class I
Class Name	Class I
Trading Symbol	SLCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class I	$95	1.79% (annualized)

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.79%
Net Assets	$ 35,693,243
Holdings Count | Integer	52
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$35,693,243	Portfolio Turnover Rate	36%
Number of Portfolio Holdings	52

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
NVIDIA Corp	7.73
Apple, Inc	6.81
Microsoft Corp	6.30
Meta Platforms, Inc Class A	4.55
Amazon.com, Inc	4.06
Progressive Corporation	2.84
Broadcom, Inc	2.74
Brooking Holdings, Inc	2.64
Fortinet, Inc	2.54
Royal Caribbean Cruises Ltd	2.21

Mid Capitalization Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Mid Capitalization Fund, Class A
Class Name	Class A
Trading Symbol	SPMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class A	$107	2.09% (annualized)

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.09%
Net Assets	$ 11,715,774
Holdings Count | Integer	61
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$11,715,774	Portfolio Turnover Rate	72%
Number of Portfolio Holdings	61

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
EastGroup Properties, Inc	4.49
Alliant Energy Corp	4.01
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.94
Tradeweb Markets, Inc	3.34
AutoZone, Inc	3.34
Reinsurance Group of America, Inc	3.20
MSCI, Inc	3.05
Republic Services, Inc	3.04
Vulcan Materials Co	2.93
Allstate Corp	2.46

Mid Capitalization Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Mid Capitalization Fund, Class C
Class Name	Class C
Trading Symbol	SPMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class C	$138	2.70% (annualized)

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	2.70%
Net Assets	$ 11,715,774
Holdings Count | Integer	61
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$11,715,774	Portfolio Turnover Rate	72%
Number of Portfolio Holdings	61

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
EastGroup Properties, Inc	4.49
Alliant Energy Corp	4.01
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.94
Tradeweb Markets, Inc	3.34
AutoZone, Inc	3.34
Reinsurance Group of America, Inc	3.20
MSCI, Inc	3.05
Republic Services, Inc	3.04
Vulcan Materials Co	2.93
Allstate Corp	2.46

Mid Capitalization Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Mid Capitalization Fund, Class I
Class Name	Class I
Trading Symbol	SMIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class I	$86	1.69% (annualized)

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.69%
Net Assets	$ 11,715,774
Holdings Count | Integer	61
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$11,715,774	Portfolio Turnover Rate	72%
Number of Portfolio Holdings	61

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]
Top Holdings (%)
EastGroup Properties, Inc	4.49
Alliant Energy Corp	4.01
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.94
Tradeweb Markets, Inc	3.34
AutoZone, Inc	3.34
Reinsurance Group of America, Inc	3.20
MSCI, Inc	3.05
Republic Services, Inc	3.04
Vulcan Materials Co	2.93
Allstate Corp	2.46

Small Capitalization Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Small Capitalization Fund, Class A
Class Name	Class A
Trading Symbol	SSCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class A	$122	2.52% (annualized)

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.52%
Net Assets	$ 6,141,345
Holdings Count | Integer	102
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$6,141,345	Portfolio Turnover Rate	70%
Number of Portfolio Holdings	102

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.62
Stride, Inc	1.99
Alexander’s, Inc	1.92
ProAssurance Corp	1.91
Murphy USA, Inc	1.86
ChoiceOne Financial Services, Inc	1.85
Two Harbors Investment Corp	1.77
EMCOR Group, Inc	1.76
Badger Meter, Inc	1.74
California BanCorporation	1.68

Small Capitalization Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Small Capitalization Fund, Class C
Class Name	Class C
Trading Symbol	SSCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class C	$151	3.12% (annualized)

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	3.12%
Net Assets	$ 6,141,345
Holdings Count | Integer	102
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$6,141,345	Portfolio Turnover Rate	70%
Number of Portfolio Holdings	102

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.62
Stride, Inc	1.99
Alexander’s, Inc	1.92
ProAssurance Corp	1.91
Murphy USA, Inc	1.86
ChoiceOne Financial Services, Inc	1.85
Two Harbors Investment Corp	1.77
EMCOR Group, Inc	1.76
Badger Meter, Inc	1.74
California BanCorporation	1.68

Small Capitalization Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Small Capitalization Fund, Class I
Class Name	Class I
Trading Symbol	SSCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class I	$102	2.11% (annualized)

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.11%
Net Assets	$ 6,141,345
Holdings Count | Integer	102
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$6,141,345	Portfolio Turnover Rate	70%
Number of Portfolio Holdings	102

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.62
Stride, Inc	1.99
Alexander’s, Inc	1.92
ProAssurance Corp	1.91
Murphy USA, Inc	1.86
ChoiceOne Financial Services, Inc	1.85
Two Harbors Investment Corp	1.77
EMCOR Group, Inc	1.76
Badger Meter, Inc	1.74
California BanCorporation	1.68

International Equity Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga International Equity Fund, Class A
Class Name	Class A
Trading Symbol	SIEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class A	$168	3.30% (annualized)

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	3.30%
Net Assets	$ 3,282,045
Holdings Count | Integer	42
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,282,045	Portfolio Turnover Rate	17%
Number of Portfolio Holdings	42

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Xiaomi Corp	3.67
Rolls-Royce Holdings plc	3.37
Banco Santander SA	3.34
Kinross Gold Corp	3.25
Compagnie de Saint-Gobain SA	2.96
DBS Group Holdings Ltd	2.96
Check Point Software Technologies	2.95
GEA Group A.G.	2.93
BYD Company Ltd	2.92
UBS Group A.G.	2.86

Regional Exposure
Americas	22.66
Greater Europe	38.79
Greater Asia	38.55

International Equity Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga International Equity Fund, Class C
Class Name	Class C
Trading Symbol	SIECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class C	$198	3.90% (annualized)

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	3.90%
Net Assets	$ 3,282,045
Holdings Count | Integer	42
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,282,045	Portfolio Turnover Rate	17%
Number of Portfolio Holdings	42

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Xiaomi Corp	3.67
Rolls-Royce Holdings plc	3.37
Banco Santander SA	3.34
Kinross Gold Corp	3.25
Compagnie de Saint-Gobain SA	2.96
DBS Group Holdings Ltd	2.96
Check Point Software Technologies	2.95
GEA Group A.G.	2.93
BYD Company Ltd	2.92
UBS Group A.G.	2.86

Regional Exposure
Americas	22.66
Greater Europe	38.79
Greater Asia	38.55

International Equity Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga International Equity Fund
Class Name	Class I
Trading Symbol	SIEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class I	$147	2.90% (annualized)

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	2.90%
Net Assets	$ 3,282,045
Holdings Count | Integer	42
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,282,045	Portfolio Turnover Rate	17%
Number of Portfolio Holdings	42

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Xiaomi Corp	3.67
Rolls-Royce Holdings plc	3.37
Banco Santander SA	3.34
Kinross Gold Corp	3.25
Compagnie de Saint-Gobain SA	2.96
DBS Group Holdings Ltd	2.96
Check Point Software Technologies	2.95
GEA Group A.G.	2.93
BYD Company Ltd	2.92
UBS Group A.G.	2.86

Regional Exposure
Americas	22.66
Greater Europe	38.79
Greater Asia	38.55

Health & Biotechnology Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Health & Biotechnology Fund
Class Name	Class A
Trading Symbol	SHPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class A	$135	2.81% (annualized)

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.81%
Net Assets	$ 10,833,641
Holdings Count | Integer	30
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$10,833,641	Portfolio Turnover Rate	15%
Number of Portfolio Holdings	30

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Amgen Inc	5.66
McKesson Corp	5.61
Cencora, Inc	4.95
Exelixis, Inc	4.42
Regeneron Pharmaceuticals, Inc	4.32
Jazz Pharmaceuticals plc	4.29
United Therapeutics Corp	4.14
Intuitive Surgical, Inc	4.10
Cardinal Health, Inc	4.10
The Cigna Group	3.91

Health & Biotechnology Porfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Health & Biotechnology Fund
Class Name	Class C
Trading Symbol	SHPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class C	$163	3.41% (annualized)

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	3.41%
Net Assets	$ 10,833,641
Holdings Count | Integer	30
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$10,833,641	Portfolio Turnover Rate	15%
Number of Portfolio Holdings	30

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Amgen Inc	5.66
McKesson Corp	5.61
Cencora, Inc	4.95
Exelixis, Inc	4.42
Regeneron Pharmaceuticals, Inc	4.32
Jazz Pharmaceuticals plc	4.29
United Therapeutics Corp	4.14
Intuitive Surgical, Inc	4.10
Cardinal Health, Inc	4.10
The Cigna Group	3.91

Health & Biotechnology Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Health & Biotechnology Fund
Class Name	Class I
Trading Symbol	SBHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class I	$115	2.40% (annualized)

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.40%
Net Assets	$ 10,833,641
Holdings Count | Integer	30
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$10,833,641	Portfolio Turnover Rate	15%
Number of Portfolio Holdings	30

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Amgen Inc	5.66
McKesson Corp	5.61
Cencora, Inc	4.95
Exelixis, Inc	4.42
Regeneron Pharmaceuticals, Inc	4.32
Jazz Pharmaceuticals plc	4.29
United Therapeutics Corp	4.14
Intuitive Surgical, Inc	4.10
Cardinal Health, Inc	4.10
The Cigna Group	3.91

Technology & Communications Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Technology & Communications Fund
Class Name	Class A
Trading Symbol	STPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class A	$139	2.70% (annualized)

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.70%
Net Assets	$ 41,354,958
Holdings Count | Integer	27
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$41,354,958	Portfolio Turnover Rate	4%
Number of Portfolio Holdings	27

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Amazon.com Inc	8.21
Microsoft Corp	6.95
Visa, Inc Class A	6.80
Alphabet, Inc Class C	6.42
Meta Platforms, Inc Class A	5.73
Oracle Corp	5.59
Cisco Systems, Inc	5.50
NVIDIA Corp	4.81
KLA Corp	4.77
Salesforce, Inc	4.77

Technology & Communications Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Technology & Communications Fund
Class Name	Class C
Trading Symbol	STPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class C	$169	3.30% (annualized)

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	3.30%
Net Assets	$ 41,354,958
Holdings Count | Integer	27
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$41,354,958	Portfolio Turnover Rate	4%
Number of Portfolio Holdings	27

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Amazon.com Inc	8.21
Microsoft Corp	6.95
Visa, Inc Class A	6.80
Alphabet, Inc Class C	6.42
Meta Platforms, Inc Class A	5.73
Oracle Corp	5.59
Cisco Systems, Inc	5.50
NVIDIA Corp	4.81
KLA Corp	4.77
Salesforce, Inc	4.77

Technology & Communications Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Technology & Communications Fund
Class Name	Class I
Trading Symbol	STPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class I	$118	2.30% (annualized)

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.30%
Net Assets	$ 41,354,958
Holdings Count | Integer	27
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$41,354,958	Portfolio Turnover Rate	4%
Number of Portfolio Holdings	27

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Amazon.com Inc	8.21
Microsoft Corp	6.95
Visa, Inc Class A	6.80
Alphabet, Inc Class C	6.42
Meta Platforms, Inc Class A	5.73
Oracle Corp	5.59
Cisco Systems, Inc	5.50
NVIDIA Corp	4.81
KLA Corp	4.77
Salesforce, Inc	4.77

Energy & Basic Materials Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Energy & Basic Materials Fund
Class Name	Class A
Trading Symbol	SBMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Energy & Basic Materials Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Energy & Basic Materials Fund, Class A	$165	3.40% (annualized)

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	3.40%
Net Assets	$ 1,149,055
Holdings Count | Integer	46
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,149,055	Portfolio Turnover Rate	11%
Number of Portfolio Holdings	46

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Exxon Mobil Corp	7.70
Chevron Corp	7.66
Rio Tinto PLC ADR	3.70
Petroleo Brasileiro SA Petrobras A	3.66
Linde plc	3.62
EOG Resources Inc	3.47
Kinder Morgan Inc Class P	3.28
ONEOK, Inc.	3.28
Suncor Energy Inc	3.20
Eni SpA ADR	2.93

Energy & Basic Materials Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Energy & Basic Materials Fund
Class Name	Class C
Trading Symbol	SEPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Energy & Basic Materials Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Energy & Basic Materials Fund, Class C	$194	4.00% (annualized)

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	4.00%
Net Assets	$ 1,149,055
Holdings Count | Integer	46
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,149,055	Portfolio Turnover Rate	11%
Number of Portfolio Holdings	46

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Exxon Mobil Corp	7.70
Chevron Corp	7.66
Rio Tinto PLC ADR	3.70
Petroleo Brasileiro SA Petrobras A	3.66
Linde plc	3.62
EOG Resources Inc	3.47
Kinder Morgan Inc Class P	3.28
ONEOK, Inc.	3.28
Suncor Energy Inc	3.20
Eni SpA ADR	2.93

Energy & Basic Materials Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Energy & Basic Materials Fund
Class Name	Class I
Trading Symbol	SEPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Energy & Basic Materials Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Energy & Basic Materials Fund, Class I	$146	3.00% (annualized)

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	3.00%
Net Assets	$ 1,149,055
Holdings Count | Integer	46
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,149,055	Portfolio Turnover Rate	11%
Number of Portfolio Holdings	46

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
0
Largest Holdings [Text Block]

Top Holdings (%)
Exxon Mobil Corp	7.70
Chevron Corp	7.66
Rio Tinto PLC ADR	3.70
Petroleo Brasileiro SA Petrobras A	3.66
Linde plc	3.62
EOG Resources Inc	3.47
Kinder Morgan Inc Class P	3.28
ONEOK, Inc.	3.28
Suncor Energy Inc	3.20
Eni SpA ADR	2.93

Financial Services Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Financial Services Fund
Class Name	Class A
Trading Symbol	SFPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Financial Services Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Financial Services Fund, Class A	$181	3.40% (annualized)

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	3.40%
Net Assets	$ 1,530,052
Holdings Count | Integer	52
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,530,052	Portfolio Turnover Rate	3%
Number of Portfolio Holdings	52

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Berkshire Hathaway Inc Class B	9.97
Visa Inc Class A	4.34
JPMorgan Chase & Co	4.27
Mastercard Inc Class A	4.26
Bank of America Corp	4.03
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.73
Wells Fargo & Co	3.57
Chubb Ltd	3.45
Aflac Inc	3.32
CME Group, Inc	3.10
Ameriprise Financial, Inc	3.06

Financial Services Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Financial Services Fund
Class Name	Class C
Trading Symbol	SFPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Financial Services Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Financial Services Fund, Class C	$215	4.00% (annualized)

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	4.00%
Net Assets	$ 1,530,052
Holdings Count | Integer	52
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,530,052	Portfolio Turnover Rate	3%
Number of Portfolio Holdings	52

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Berkshire Hathaway Inc Class B	9.97
Visa Inc Class A	4.34
JPMorgan Chase & Co	4.27
Mastercard Inc Class A	4.26
Bank of America Corp	4.03
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.73
Wells Fargo & Co	3.57
Chubb Ltd	3.45
Aflac Inc	3.32
CME Group, Inc	3.10
Ameriprise Financial, Inc	3.06

Financial Services Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Financial Services Fund
Class Name	Class I
Trading Symbol	SFPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Financial Services Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Financial Services Fund, Class I	$160	3.00% (annualized)

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	3.00%
Net Assets	$ 1,530,052
Holdings Count | Integer	52
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,530,052	Portfolio Turnover Rate	3%
Number of Portfolio Holdings	52

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Berkshire Hathaway Inc Class B	9.97
Visa Inc Class A	4.34
JPMorgan Chase & Co	4.27
Mastercard Inc Class A	4.26
Bank of America Corp	4.03
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.73
Wells Fargo & Co	3.57
Chubb Ltd	3.45
Aflac Inc	3.32
CME Group, Inc	3.10
Ameriprise Financial, Inc	3.06

Investment Quality Bond Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Investment Quality Bond Fund
Class Name	Class A
Trading Symbol	SQBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class A	$95	1.90% (annualized)

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.90%
Net Assets	$ 10,381,135
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$10,381,135	Portfolio Turnover Rate	2%
Number of Portfolio Holdings	3

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	65.31
Vanguard Short-Term Bond Index Fund, Admiral Class	31.77
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.08

Investment Quality Bond Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Investment Quality Bond Fund
Class Name	Class C
Trading Symbol	SQBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class C	$129	2.58% (annualized)

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	2.58%
Net Assets	$ 10,381,135
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$10,381,135	Portfolio Turnover Rate	2%
Number of Portfolio Holdings	3

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	65.31
Vanguard Short-Term Bond Index Fund, Admiral Class	31.77
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.08

Investment Quality Bond Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Investment Quality Bond Fund
Class Name	Class I
Trading Symbol	SIBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class I	$75	1.50% (annualized)

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
Net Assets	$ 10,381,135
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$10,381,135	Portfolio Turnover Rate	2%
Number of Portfolio Holdings	3

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	65.31
Vanguard Short-Term Bond Index Fund, Admiral Class	31.77
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.08

Municipal Bond Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Municipal Bond Fund
Class Name	Class A
Trading Symbol	SMBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Municipal Bond Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Municipal Bond Fund, Class A	$115	2.30% (annualized)

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.30%
Net Assets	$ 554,304
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$554,304	Portfolio Turnover Rate	2%
Number of Portfolio Holdings	3

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	90.0
Vanguard Short-Term Tax-Exempt Fund, Admiral Class	5.1
BNY Cash Reserve	4.9

Municipal Bond Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Municipal Bond Fund
Class Name	Class C
Trading Symbol	SMBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Municipal Bond Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Municipal Bond Fund, Class C	$145	2.90% (annualized)

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	2.90%
Net Assets	$ 554,304
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$554,304	Portfolio Turnover Rate	2%
Number of Portfolio Holdings	3

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	90.0
Vanguard Short-Term Tax-Exempt Fund, Admiral Class	5.1
BNY Cash Reserve	4.9

Municipal Bond Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Municipal Bond Fund
Class Name	Class I
Trading Symbol	SMBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Municipal Bond Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Municipal Bond Fund, Class I	$95	1.90% (annualized)

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.90%
Net Assets	$ 554,304
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$554,304	Portfolio Turnover Rate	2%
Number of Portfolio Holdings	3

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]
Top Holdings (%)
Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	90.0
Vanguard Short-Term Tax-Exempt Fund, Admiral Class	5.1
BNY Cash Reserve	4.9

U.S. Government Money Market Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga US Government Money Market Fund
Class Name	Class A
Trading Symbol	SGAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class A	$99	1.96% (annualized)

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.96%
Net Assets	$ 4,480,529
Holdings Count | Integer	4
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$4,480,529	Portfolio Turnover Rate	NA
Number of Portfolio Holdings	4

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

U.S. Government Money Market Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga US Government Money Market Fund
Class Name	Class C
Trading Symbol	SZCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class C	$135	2.68% (annualized)

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.68%
Net Assets	$ 4,480,529
Holdings Count | Integer	4
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$4,480,529	Portfolio Turnover Rate	NA
Number of Portfolio Holdings	4

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

U.S. Government Money Market Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga US Government Money Market Fund
Class Name	Class I
Trading Symbol	SGMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class I	$77	1.53% (annualized)

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.53%
Net Assets	$ 4,480,529
Holdings Count | Integer	4
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$4,480,529	Portfolio Turnover Rate	NA
Number of Portfolio Holdings	4

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Aggressive Balanced Allocation Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Aggressive Balanced Allocation Fund
Class Name	Class A
Trading Symbol	SABAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class A	$63	1.24% (annualized)

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Net Assets	$ 1,468,441
Holdings Count | Integer	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,468,441	Portfolio Turnover Rate	0%
Number of Portfolio Holdings	13

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	19.0
Saratoga Large Cap Value Fund, Class I	16.4
Saratoga Mid Capitalization Fund, Class I	10.9
Vanguard Intermediate-Term Bond Index Fund Admiral Class	9.3
Eaton Vance Global Macro Absolute Return Fund, Class I	8.9
Saratoga Small Capitalization Fund, Class I	8.2
Vanguard Total International Stock Index Fund, Admiral Class	6.4
Dreyfus Inst Prefer Govt Money Mkt Inst Class	4.9
Saratoga Technology & Comm Fund, Class I	3.9
Vanguard Financials Index Fund Admiral Class	3.7

Aggressive Balanced Allocation Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Aggressive Balanced Allocation Fund
Class Name	Class C
Trading Symbol	SABCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class C	$101	1.99% (annualized)

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.99%
Net Assets	$ 1,468,441
Holdings Count | Integer	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,468,441	Portfolio Turnover Rate	0%
Number of Portfolio Holdings	13

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	19.0
Saratoga Large Cap Value Fund, Class I	16.4
Saratoga Mid Capitalization Fund, Class I	10.9
Vanguard Intermediate-Term Bond Index Fund Admiral Class	9.3
Eaton Vance Global Macro Absolute Return Fund, Class I	8.9
Saratoga Small Capitalization Fund, Class I	8.2
Vanguard Total International Stock Index Fund, Admiral Class	6.4
Dreyfus Inst Prefer Govt Money Mkt Inst Class	4.9
Saratoga Technology & Comm Fund, Class I	3.9
Vanguard Financials Index Fund Admiral Class	3.7

Aggressive Balanced Allocation Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Aggressive Balanced Allocation Fund
Class Name	Class I
Trading Symbol	SABIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class I	$50	0.99% (annualized)

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Net Assets	$ 1,468,441
Holdings Count | Integer	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,468,441	Portfolio Turnover Rate	0%
Number of Portfolio Holdings	13

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	19.0
Saratoga Large Cap Value Fund, Class I	16.4
Saratoga Mid Capitalization Fund, Class I	10.9
Vanguard Intermediate-Term Bond Index Fund Admiral Class	9.3
Eaton Vance Global Macro Absolute Return Fund, Class I	8.9
Saratoga Small Capitalization Fund, Class I	8.2
Vanguard Total International Stock Index Fund, Admiral Class	6.4
Dreyfus Inst Prefer Govt Money Mkt Inst Class	4.9
Saratoga Technology & Comm Fund, Class I	3.9
Vanguard Financials Index Fund Admiral Class	3.7

Conservative Balanced Allocation Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Conservative Balanced Allocation Fund
Class Name	Class A
Trading Symbol	SCAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class A	$63	1.24% (annualized)

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Net Assets	$ 3,111,633
Holdings Count | Integer	9
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,111,633	Portfolio Turnover Rate	3%
Number of Portfolio Holdings	9

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	35.2
Saratoga Large Cap Growth Fund, Class I	15.0
Saratoga Large Cap Value Fund, Class I	12.7
Vanguard Short-Term Bond Index Fund, Admiral Class	9.4
Dreyfus Inst Prefer Govt Money Mkt Inst Class	9.1
Saratoga Mid Capitalization Fund, Class I	8.6
Eaton Vance Global Macro Absolute Return Fund, Class I	7.3
Saratoga Small Capitalization Fund, Class I	1.8
Vanguard Total International Stock Index Fund, Admiral Class	1.0

Conservative Balanced Allocation Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Conservative Balanced Allocation Fund
Class Name	Class C
Trading Symbol	SUMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class C	$101	1.99% (annualized)

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.99%
Net Assets	$ 3,111,633
Holdings Count | Integer	9
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,111,633	Portfolio Turnover Rate	3%
Number of Portfolio Holdings	9

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	35.2
Saratoga Large Cap Growth Fund, Class I	15.0
Saratoga Large Cap Value Fund, Class I	12.7
Vanguard Short-Term Bond Index Fund, Admiral Class	9.4
Dreyfus Inst Prefer Govt Money Mkt Inst Class	9.1
Saratoga Mid Capitalization Fund, Class I	8.6
Eaton Vance Global Macro Absolute Return Fund, Class I	7.3
Saratoga Small Capitalization Fund, Class I	1.8
Vanguard Total International Stock Index Fund, Admiral Class	1.0

Conservative Balanced Allocation Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Conservative Balanced Allocation Fund
Class Name	Class I
Trading Symbol	LUNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class I	$50	0.99% (annualized)

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 3,111,633
Holdings Count | Integer	9
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,111,633	Portfolio Turnover Rate	3%
Number of Portfolio Holdings	9

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	35.2
Saratoga Large Cap Growth Fund, Class I	15.0
Saratoga Large Cap Value Fund, Class I	12.7
Vanguard Short-Term Bond Index Fund, Admiral Class	9.4
Dreyfus Inst Prefer Govt Money Mkt Inst Class	9.1
Saratoga Mid Capitalization Fund, Class I	8.6
Eaton Vance Global Macro Absolute Return Fund, Class I	7.3
Saratoga Small Capitalization Fund, Class I	1.8
Vanguard Total International Stock Index Fund, Admiral Class	1.0

Moderate Balanced Allocation Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Moderate Balanced Allocation Fund
Class Name	Class A
Trading Symbol	SMPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class A	$63	1.24% (annualized)

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Net Assets	$ 2,300,074
Holdings Count | Integer	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$2,300,074	Portfolio Turnover Rate	0%
Number of Portfolio Holdings	13

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	19.5
Saratoga Large Cap Growth Fund, Class I	18.7
Saratoga Large Cap Value Fund, Class I	16.7
Saratoga Mid Capitalization Fund, Class I	11.5
Eaton Vance Global Macro Absolute Return Fund, Class I	7.2
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.1
Vanguard Short-Term Bond Index Fund, Admiral Class	5.3
Saratoga Small Capitalization Fund, Class I	3.7
Vanguard Total International Stock Index Fund, Admiral Class	2.4
Saratoga Technology & Comm Fund, Class I	2.3

Moderate Balanced Allocation Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Moderate Balanced Allocation Fund
Class Name	Class C
Trading Symbol	SBMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class C	$101	1.99% (annualized)

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.99%
Net Assets	$ 2,300,074
Holdings Count | Integer	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$2,300,074	Portfolio Turnover Rate	0%
Number of Portfolio Holdings	13

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	19.5
Saratoga Large Cap Growth Fund, Class I	18.7
Saratoga Large Cap Value Fund, Class I	16.7
Saratoga Mid Capitalization Fund, Class I	11.5
Eaton Vance Global Macro Absolute Return Fund, Class I	7.2
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.1
Vanguard Short-Term Bond Index Fund, Admiral Class	5.3
Saratoga Small Capitalization Fund, Class I	3.7
Vanguard Total International Stock Index Fund, Admiral Class	2.4
Saratoga Technology & Comm Fund, Class I	2.3

Moderate Balanced Allocation Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Moderate Balanced Allocation Fund
Class Name	Class I
Trading Symbol	SBMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class I	$50	0.99% (annualized)

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 2,300,074
Holdings Count | Integer	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$2,300,074	Portfolio Turnover Rate	0%
Number of Portfolio Holdings	13

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	19.5
Saratoga Large Cap Growth Fund, Class I	18.7
Saratoga Large Cap Value Fund, Class I	16.7
Saratoga Mid Capitalization Fund, Class I	11.5
Eaton Vance Global Macro Absolute Return Fund, Class I	7.2
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.1
Vanguard Short-Term Bond Index Fund, Admiral Class	5.3
Saratoga Small Capitalization Fund, Class I	3.7
Vanguard Total International Stock Index Fund, Admiral Class	2.4
Saratoga Technology & Comm Fund, Class I	2.3

Moderately Aggressive Balanced Allocation Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Aggressive Balanced Allocation Fund
Class Name	Class A
Trading Symbol	SAMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class A	$63	1.24% (annualized)

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Net Assets	$ 1,165,973
Holdings Count | Integer	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,165,973	Portfolio Turnover Rate	0%
Number of Portfolio Holdings	13

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	17.6
Vanguard Intermediate-Term Bond Index Fund Admiral Class	16.1
Saratoga Large Cap Value Fund, Class I	15.9
Saratoga Mid Capitalization Fund, Class I	11.7
Eaton Vance Global Macro Absolute Return Fund, Class I	8.3
Dreyfus Inst Prefer Govt Money Mkt Inst Class	6.3
Saratoga Small Capitalization Fund, Class I	5.8
Vanguard Short-Term Bond Index Fund, Admiral Class	4.3
Vanguard Total International Stock Index Fund, Admiral Class	4.0
Saratoga Technology & Comm Fund, Class I	2.8

Moderately Aggressive Balanced Allocation Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Aggressive Balanced Allocation Fund
Class Name	Class C
Trading Symbol	SAMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class C	$101	1.99% (annualized)

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.99%
Net Assets	$ 1,165,973
Holdings Count | Integer	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,165,973	Portfolio Turnover Rate	0%
Number of Portfolio Holdings	13

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	17.6
Vanguard Intermediate-Term Bond Index Fund Admiral Class	16.1
Saratoga Large Cap Value Fund, Class I	15.9
Saratoga Mid Capitalization Fund, Class I	11.7
Eaton Vance Global Macro Absolute Return Fund, Class I	8.3
Dreyfus Inst Prefer Govt Money Mkt Inst Class	6.3
Saratoga Small Capitalization Fund, Class I	5.8
Vanguard Short-Term Bond Index Fund, Admiral Class	4.3
Vanguard Total International Stock Index Fund, Admiral Class	4.0
Saratoga Technology & Comm Fund, Class I	2.8

Moderately Aggressive Balanced Allocation Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Aggressive Balanced Allocation Fund
Class Name	Class I
Trading Symbol	SAMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class I	$50	0.99% (annualized)

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 1,165,973
Holdings Count | Integer	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,165,973	Portfolio Turnover Rate	0%
Number of Portfolio Holdings	13

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	17.6
Vanguard Intermediate-Term Bond Index Fund Admiral Class	16.1
Saratoga Large Cap Value Fund, Class I	15.9
Saratoga Mid Capitalization Fund, Class I	11.7
Eaton Vance Global Macro Absolute Return Fund, Class I	8.3
Dreyfus Inst Prefer Govt Money Mkt Inst Class	6.3
Saratoga Small Capitalization Fund, Class I	5.8
Vanguard Short-Term Bond Index Fund, Admiral Class	4.3
Vanguard Total International Stock Index Fund, Admiral Class	4.0
Saratoga Technology & Comm Fund, Class I	2.8

Moderately Conservative Balanced Allocation Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Conservative Balanced Allocation Fund
Class Name	Class A
Trading Symbol	SMACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class A	$63	1.24% (annualized)

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Net Assets	$ 865,388
Holdings Count | Integer	9
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$865,388	Portfolio Turnover Rate	3%
Number of Portfolio Holdings	9

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	22.4
Saratoga Large Cap Growth Fund, Class I	18.4
Saratoga Large Cap Value Fund, Class I	16.1
Saratoga Mid Capitalization Fund, Class I	12.1
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.3
Eaton Vance Global Macro Absolute Return Fund, Class I	7.3
Vanguard Short-Term Bond Index Fund, Admiral Class	6.4
Saratoga Small Capitalization Fund, Class I	5.4
Vanguard Total International Stock Index Fund, Admiral Class	3.6

Moderately Conservative Balanced Allocation Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Conservative Balanced Allocation Fund
Class Name	Class C
Trading Symbol	SBCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class C	$101	1.99% (annualized)

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.99%
Net Assets	$ 865,388
Holdings Count | Integer	9
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$865,388	Portfolio Turnover Rate	3%
Number of Portfolio Holdings	9

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	22.4
Saratoga Large Cap Growth Fund, Class I	18.4
Saratoga Large Cap Value Fund, Class I	16.1
Saratoga Mid Capitalization Fund, Class I	12.1
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.3
Eaton Vance Global Macro Absolute Return Fund, Class I	7.3
Vanguard Short-Term Bond Index Fund, Admiral Class	6.4
Saratoga Small Capitalization Fund, Class I	5.4
Vanguard Total International Stock Index Fund, Admiral Class	3.6

Moderately Conservative Balanced Allocation Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Conservative Balanced Allocation Fund
Class Name	Class I
Trading Symbol	SMICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2024 through 2/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last six months (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class I	$50	0.99% (annualized)

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 865,388
Holdings Count | Integer	9
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$865,388	Portfolio Turnover Rate	3%
Number of Portfolio Holdings	9

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	22.4
Saratoga Large Cap Growth Fund, Class I	18.4
Saratoga Large Cap Value Fund, Class I	16.1
Saratoga Mid Capitalization Fund, Class I	12.1
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.3
Eaton Vance Global Macro Absolute Return Fund, Class I	7.3
Vanguard Short-Term Bond Index Fund, Admiral Class	6.4
Saratoga Small Capitalization Fund, Class I	5.4
Vanguard Total International Stock Index Fund, Admiral Class	3.6